Business combinations - Consideration transferred in Zarplata (Details) - RUB (₽) ₽ in Thousands	Dec. 31, 2020	Dec. 25, 2020
Consideration transferred
Cash paid	₽ 3,100,000
Zarplata
Consideration transferred
Cash paid		₽ 3,100,000
Contingent consideration payable		404,706
Total consideration transferred		₽ 3,504,706